Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2025
Accounts Receivable [Abstract]
Schedule of Trade and Other Receivables	Trade and other receivables, net of provision for doubtful accounts consist of the following:
	As of March 31,
	2025	2024
Accounts receivable	$12,590	$14,832
Unbilled receivables	3,520	4,068
Less: provision for doubtful accounts	(477)	(448)
Accounts receivable, net	$15,633	$18,452